     UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21328
__________________________________________

SMA Relationship Trust

_______________________________________________________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
_______________________________________________________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management Americas Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments

SMA Relationship Trust – Series A – Portfolio of investments
September 30, 2008 (unaudited)

Security description	Shares	Value

Common stocks — 55.09%
Australia — 0.97%
National Australia Bank Ltd.	3,265	$66,357
OZ Minerals Ltd.	17,254	22,537
Qantas Airways Ltd.	12,609	31,945
QBE Insurance Group Ltd.	8,811	190,431
Westpac Banking Corp.	2,345	41,508

Total Australia common stocks		352,778

Austria — 0.07%
Telekom Austria AG	1,366	24,073

Canada — 1.04%
Canadian Imperial Bank of Commerce	1,900	109,046
Gildan Activewear, Inc.*	2,700	61,506
Manulife Financial Corp.	800	28,775
Power Financial Corp.	1,400	43,753
Toronto-Dominion Bank	2,200	132,465

Total Canada common stocks		375,545

Finland — 0.15%
Stora Enso Oyj, Class R	2,511	24,764
UPM-Kymmene Oyj	1,888	29,693

Total Finland common stocks		54,457

France — 3.17%
AXA SA	1,718	56,321
BNP Paribas	1,990	191,306
Cap Gemini SA	154	7,327
Cie Generale de Geophysique-Veritas*	1,391	43,793
France Telecom SA	6,340	177,545
GDF Suez	3,024	158,232
Societe Generale	100	9,077
Suez Environnement SA*	797	19,868
Technip SA	597	33,537
Total SA	7,490	451,879

Total France common stocks		1,148,885

Germany — 1.55%
Allianz SE	652	89,671
Daimler AG	1,449	73,232
Deutsche Bank AG	497	35,360
Henkel AG & Co KGaA, Preference shares	3,965	145,653
Metro AG	453	22,688
SAP AG	1,208	64,867
Siemens AG	1,368	128,393

Total Germany common stocks		559,864

Hong Kong — 0.24%
Esprit Holdings Ltd.	7,400	45,465
Sun Hung Kai Properties Ltd.	4,000	41,072

Total Hong Kong common stocks		86,537

Ireland — 0.71%
Bank of Ireland	12,823	73,727
CRH PLC	4,674	101,719
Elan Corp. PLC ADR*	7,800	83,226

Total Ireland common stocks		258,672

Italy — 1.20%
ENI SpA	10,921	288,261
Intesa Sanpaolo SpA	19,904	108,651
Terna-Rete Elettrica Nazionale SpA	1,641	6,013
UniCredit SpA	8,433	31,150

Total Italy common stocks		434,075

Japan — 3.82%
Bank of Yokohama Ltd.	9,000	43,660
Canon, Inc.	2,800	104,684
Funai Electric Co., Ltd.	200	3,712
Honda Motor Co., Ltd.	3,700	109,892
ITOCHU Corp.	4,000	24,179
Japan Tobacco, Inc.	25	94,121
JFE Holdings, Inc.	1,300	40,439
Keyence Corp.	400	79,563
Komatsu Ltd.	3,300	53,417
Leopalace21 Corp.	1,800	13,842
Mitsui OSK Lines Ltd.	13,000	112,495
Mitsui Sumitomo Insurance Group Holdings, Inc.	1,300	43,967
Nintendo Co., Ltd.	100	41,629
NTT DoCoMo, Inc.	22	35,477
Ricoh Co., Ltd.	6,000	83,425
Sankyo Co., Ltd.	1,100	56,102
Shin-Etsu Chemical Co., Ltd.	1,000	47,610
Sompo Japan Insurance, Inc.	6,000	50,435
Sumitomo Metal Industries Ltd.	24,000	73,102
Sumitomo Metal Mining Co., Ltd.	3,000	29,848
Sumitomo Mitsui Financial Group, Inc.	7	43,854
Sumitomo Trust & Banking Co., Ltd.	7,000	46,439
Toyota Motor Corp.	3,600	152,845

Total Japan common stocks		1,384,737

Luxembourg — 0.35%
ArcelorMittal	2,566	128,451

Netherlands — 0.95%
ASML Holding NV	2,246	40,103
ASML Holding NV, Class G	2,500	44,025
ING Groep NV CVA	1,696	36,893
Qiagen NV*	4,400	86,812
Reed Elsevier NV	1,709	25,476
Royal Dutch Shell PLC, Class B	3,899	110,613

Total Netherlands common stocks		343,922

Portugal — 0.13%
Banco Espirito Santo SA	3,905	48,465

Singapore — 0.42%
DBS Group Holdings Ltd.	4,000	47,292
United Overseas Bank Ltd.	9,000	106,604

Total Singapore common stocks		153,896

Spain — 0.18%
Banco Santander SA	4,351	65,864

Sweden — 0.47%
Skandinaviska Enskilda Banken AB, Class A	5,000	78,620
Svenska Cellulosa AB, Class B	4,600	48,744
Telefonaktiebolaget LM Ericsson, Class B	4,600	43,365

Total Sweden common stocks		170,729

Switzerland — 2.04%
Adecco SA	1,185	51,778
Credit Suisse Group AG	1,719	81,844
Holcim Ltd.	1,265	92,561
Novartis AG	490	25,630
Roche Holding AG	3,127	487,458

Total Switzerland common stocks		739,271

United Kingdom — 3.79%
Associated British Foods PLC	3,139	39,688
Barclays PLC	31,441	190,997
BP PLC	37,395	311,306
British Sky Broadcasting Group PLC	6,955	51,721
Centrica PLC	9,125	51,066
Prudential PLC	6,898	63,494
Rio Tinto PLC	1,931	120,148
Severn Trent PLC	1,077	26,005
Tesco PLC	37,699	262,176
TUI Travel PLC	11,431	43,896
Tullow Oil PLC	7,623	97,291
Vodafone Group PLC	47,085	104,020
Wolseley PLC	1,525	11,614

Total United Kingdom common stocks		1,373,422

United States — 33.84%
Accenture Ltd., Class A	2,800	106,400
Aetna, Inc.	1,900	68,609
Affiliated Computer Services, Inc., Class A*	1,700	86,071
Aflac, Inc.	1,500	88,125
Allergan, Inc.	1,700	87,550
Alpha Natural Resources, Inc.*	600	30,858
Amazon.com, Inc.*	2,000	145,520
American Electric Power Co., Inc.	2,500	92,575
American Tower Corp., Class A*	4,000	143,880
Amgen, Inc.*	2,600	154,102
Amphenol Corp., Class A	4,000	160,560
Analog Devices, Inc.	1,700	44,795
Arch Coal, Inc.	600	19,734
AT&T, Inc.	1,000	27,920
Bare Escentuals, Inc.*	6,300	68,481
BioMarin Pharmaceutical, Inc.*	1,500	39,735
BorgWarner, Inc.	600	19,662
Burger King Holdings, Inc.	5,400	132,624
Burlington Northern Santa Fe Corp.	2,200	203,346
C.R. Bard, Inc.	400	37,948
Cameron International Corp.*	1,900	73,226
Carnival Corp.	5,500	194,425
Central European Distribution Corp.*	1,900	86,279
Cephalon, Inc.*	600	46,494
Chico’s FAS, Inc.*	4,900	26,803
Citigroup, Inc.	12,700	260,477
CME Group, Inc.	100	37,151
Cognizant Technology Solutions Corp., Class A*	5,000	114,150
Comcast Corp., Class A	8,400	164,892
Complete Production Services, Inc.*	3,100	62,403
Concur Technologies, Inc.*	1,700	65,042
CONSOL Energy, Inc.	500	22,945
Constellation Brands, Inc., Class A*	11,900	255,374
Continental Resources, Inc.*	900	35,307
Costco Wholesale Corp.	600	38,958
DaVita, Inc.*	1,700	96,917
Dell, Inc.*	11,600	191,168
Digital Realty Trust, Inc. (REIT)	900	42,525
Discover Financial Services	1,900	26,258
Dril-Quip, Inc.*	1,100	47,729
Dun & Bradstreet Corp.	1,800	169,848
eBay, Inc.*	1,900	42,522
Ecolab, Inc.	1,700	82,484
EnergySolutions, Inc.	3,800	38,000
ENSCO International, Inc.	2,100	121,023
Estee Lauder Cos., Inc.	2,600	129,766
Exelon Corp.	3,600	225,432
F5 Networks, Inc.*	2,900	67,802
FedEx Corp.	2,000	158,080
Fifth Third Bancorp	6,500	77,350
FirstEnergy Corp.	200	13,398
Fiserv, Inc.*	3,400	160,888
Flowserve Corp.	800	71,016
Fortune Brands, Inc.	1,200	68,832
Gaylord Entertainment Co.*	1,900	55,803
General Electric Co.	16,400	418,200
Genzyme Corp.*	1,700	137,513
Halliburton Co.	3,100	100,409
Harsco Corp.	1,100	40,909
Hartford Financial Services Group, Inc.	1,000	40,990
Henry Schein, Inc.*	1,600	86,144
Hologic, Inc.*	3,300	63,789
Illinois Tool Works, Inc.	6,400	284,480
Immucor, Inc.*	2,200	70,312
Intel Corp.	2,900	54,317
JPMorgan Chase & Co.	200	9,340
Life Time Fitness, Inc.*	2,100	65,667
LKQ Corp.*	3,600	61,092
Martin Marietta Materials, Inc.	900	100,782
Masco Corp.	7,600	136,344
McDermott International, Inc.*	2,600	66,430
Medco Health Solutions, Inc.*	1,800	81,000
Medtronic, Inc.	2,100	105,210
Merck & Co., Inc.	2,700	85,212
MetroPCS Communications, Inc.*	4,500	62,955
Microchip Technology, Inc.	2,700	79,461
Micron Technology, Inc.*	8,400	34,020
Micros Systems, Inc.*	3,600	95,976
Microsoft Corp.	3,000	80,070
Monsanto Co.	200	19,796
Morgan Stanley	4,600	105,800

Nasdaq OMX Group*	1,900	58,083
National Oilwell Varco, Inc.*	1,200	60,276
NCR Corp.*	6,500	143,325
NetApp, Inc.*	6,400	116,672
Newfield Exploration Co.*	2,200	70,378
News Corp., Class A	3,200	38,368
NiSource, Inc.	5,900	87,084
Nuance Communications, Inc.*	5,400	65,826
Omnicom Group, Inc.	2,600	100,256
PACCAR, Inc.	1,200	45,828
Pediatrix Medical Group, Inc.*	2,200	118,624
Praxair, Inc.	1,600	114,784
Psychiatric Solutions, Inc.*	2,700	102,465
Quanta Services, Inc.*	4,000	108,040
Quicksilver Resources, Inc.*	1,800	35,334
Range Resources Corp.	1,000	42,870
Red Hat, Inc.*	400	6,028
Roper Industries, Inc.	1,000	56,960
Royal Caribbean Cruises, Ltd.	1,700	35,275
SanDisk Corp.*	6,700	130,985
SBA Communications Corp., Class A*	4,000	103,480
Sempra Energy	2,200	111,034
Smith International, Inc.	1,200	70,368
Solera Holdings, Inc.*	3,900	112,008
Southwestern Energy Co.*	2,400	73,296
Sprint Nextel Corp.	35,900	218,990
SPX Corp.	1,200	92,400
Starwood Hotels & Resorts Worldwide, Inc.	700	19,698
Stericycle, Inc.*	600	35,346
Strayer Education, Inc.	400	80,104
Symantec Corp.*	9,300	182,093
SYSCO Corp.	16,300	502,529
TD Ameritrade Holding Corp.*	8,400	136,080
Teradata Corp.*	3,000	58,500
Tessera Technologies, Inc.*	2,800	45,752
Thermo Fisher Scientific, Inc.*	3,000	165,000
Time Warner, Inc.	2,000	26,220
UnitedHealth Group, Inc.	800	20,312
Varian Semiconductor Equipment Associates, Inc.*	1,300	32,656
Viacom, Inc., Class B*	1,700	42,228
VMware Inc., Class A*	1,276	33,993
WABCO Holdings, Inc.	1,000	35,540
Waddell & Reed Financial, Inc.	3,300	81,675
Weatherford International Ltd.*	2,200	55,308
Wells Fargo & Co.	10,600	397,818
WMS Industries, Inc.*	4,000	122,280
Wyeth	5,100	188,394
Xilinx, Inc.	2,500	58,625

Total United States common stocks		12,254,668

Total common stocks (cost – $24,258,832)		19,958,311

	Shares/
	Units

Investment companies — 29.59%
UBS U.S. Equity Alpha Relationship Fund(1)	526,890	5,430,445
UBS U.S. Large Cap Growth Equity Relationship Fund(1)	512,596	5,285,937

Total investment companies (cost – $12,654,265)		10,716,382

Short-term investments — 20.36%
Investment company — 19.42%
JPMorgan Liquid Asset Money Market Fund, 3.753%(2)
(cost – $7,032,600)	7,032,600	7,032,600

	Face
	amount

Certificate of deposit — 0.94%
Royal Bank of Scotland PLC,
5.972%, due 01/20/09(2)
(cost – $295,630)	GBP 150,000	340,504

Total short-term investments
(cost – $7,328,229)		7,373,104

Total investments – 105.04% (cost – $44,241,326)		38,047,797
Liabilities, in excess of cash and other assets – (5.04)%		(1,827,131)

Net assets – 100.00%		$36,220,666

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was the same for book purposes, was $44,241,326; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$325,465
Gross unrealized depreciation	(6,518,994)

Net unrealized depreciation	$(6,193,529)

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at September 30, 2008.

ADR	American depositary receipt
CVA	Dutch certification - depository certificate
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real estate investment trust

Currency type abbreviation:
GBP	Great Britain Pound

Forward foreign currency contracts
SMA Relationship Trust – Series A had the following open forward foreign currency contracts as of September 30, 2008:

					Unrealized
	Contracts to			Maturity	appreciation/
	deliver	In exchange for		dates	(depreciation)

Australian Dollar	690,000	NZD	862,031	10/03/08	$31,497
Australian Dollar	2,100,000	USD	1,913,417	10/03/08	253,936
Australian Dollar	1,895,000	USD	1,553,729	12/18/08	61,771
Brazilian Real	350,000	USD	210,526	11/19/08	28,449
Canadian Dollar	3,945,000	USD	3,894,624	10/03/08	187,566
Canadian Dollar	620,000	USD	581,398	10/03/08	(1,207)
Canadian Dollar	4,565,000	USD	4,410,585	12/18/08	110,700
Euro	9,240,000	USD	14,213,147	10/03/08	1,203,719
Euro	8,260,000	USD	12,037,215	12/18/08	371,397
Great Britain Pound	3,940,000	USD	7,706,731	10/03/08	701,437
Great Britain Pound	2,620,000	USD	4,797,744	12/18/08	127,131
Hong Kong Dollar	2,530,000	USD	324,689	10/03/08	(1,145)
Hong Kong Dollar	2,530,000	USD	326,010	12/18/08	(214)
Japanese Yen	77,416,605	AUD	895,000	10/03/08	(20,775)
Japanese Yen	33,403,950	EUR	225,000	12/18/08	91
Japanese Yen	51,771,775	GBP	275,000	10/03/08	2,083
Japanese Yen	12,911,620	USD	122,559	10/03/08	1,138
Japanese Yen	47,000,000	USD	440,174	10/03/08	(1,817)
Mexican Peso	2,110,000	USD	194,991	10/03/08	2,085
New Zealand Dollar	3,435,000	USD	2,544,185	10/03/08	245,940
Polish Zloty	2,010,000	USD	884,376	10/03/08	51,259
Polish Zloty	2,010,000	USD	871,412	12/18/08	38,948
Saudi Arabian Riyal	2,500,000	USD	666,667	10/06/08	1,885
Singapore Dollar	980,000	USD	686,755	10/03/08	4,683
South African Rand	5,430,000	USD	662,961	10/03/08	7,635
Swedish Krona	21,400,000	USD	3,274,572	10/03/08	183,687
Swiss Franc	353,561	EUR	225,000	12/18/08	897
Swiss Franc	4,950,000	USD	4,540,234	10/03/08	136,553
Swiss Franc	2,145,000	USD	1,924,751	12/18/08	2,309
United States Dollar	1,564,133	AUD	1,895,000	10/03/08	(66,647)
United States Dollar	4,406,796	CAD	4,565,000	10/03/08	(117,135)
United States Dollar	686,332	CAD	725,000	12/18/08	(3,437)
United States Dollar	4,783,904	CHF	4,950,000	10/03/08	(380,223)
United States Dollar	4,110,031	CHF	4,460,000	12/18/08	(112,786)
United States Dollar	13,467,908	EUR	9,240,000	10/03/08	(458,481)
United States Dollar	2,328,893	EUR	1,650,000	12/18/08	1,447
United States Dollar	6,752,414	GBP	3,665,000	10/03/08	(236,067)
United States Dollar	1,044,763	GBP	585,000	12/18/08	(1,897)
United States Dollar	325,569	HKD	2,530,000	10/03/08	264
United States Dollar	752,360	JPY	82,400,000	10/03/08	22,535
United States Dollar	1,028,091	JPY	106,700,000	10/03/08	(24,678)
United States Dollar	195,288	MXN	2,110,000	10/03/08	(2,382)
United States Dollar	654,214	MYR	2,168,000	11/19/08	(21,424)
United States Dollar	1,780,355	NZD	2,572,969	10/03/08	(58,867)
United States Dollar	873,723	PLN	2,010,000	10/03/08	(40,606)
United States Dollar	671,670	SAR	2,500,000	10/06/08	(6,888)
United States Dollar	667,824	SAR	2,500,000	11/19/08	(2,325)
United States Dollar	3,526,545	SEK	21,400,000	10/03/08	(435,659)
United States Dollar	2,741,086	SEK	18,220,000	12/18/08	(107,366)
United States Dollar	703,188	SGD	980,000	10/03/08	(21,115)
United States Dollar	689,175	SGD	980,000	12/18/08	(4,547)
United States Dollar	2,717,040	TWD	84,000,000	11/19/08	(109,315)
United States Dollar	662,411	ZAR	5,430,000	10/03/08	(7,085)

Net unrealized appreciation on forward foreign currency contracts					$1,536,954

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Futures contracts
SMA Relationship Trust – Series A had the following open futures contracts as of September 30, 2008:

				Unrealized
	Expiration	Cost/		appreciation/
	dates	(proceeds)	Value	(depreciation)

US treasury futures sell contracts:
10 Year US Treasury Notes, 27 contracts (USD)	December 2008	$(3,140,558)	$(3,094,875)	$45,683
Index futures buy contracts:
Amsterdam Exchanges Index, 39 contracts (EUR)	October 2008	4,197,480	3,701,068	(496,411)
Dow Jones Euro STOXX 50 Index, 2 contracts (EUR)	December 2008	90,225	87,432	(2,793)
FTSE 100 Index, 52 contracts (GBP)	December 2008	4,788,307	4,646,800	(141,507)
IBEX 35 Index, 2 contracts (EUR)	October 2008	313,008	312,844	(164)
MSCI Taiwan Index, 29 contracts (USD)	October 2008	694,428	647,347	(47,081)
NIKKEI 225 Index, 5 contracts (JPY)	December 2008	566,278	545,380	(20,897)
S&P MIB Index, 6 contracts (EUR)	December 2008	1,140,237	1,093,054	(47,183)
Index futures sell contracts:
CAC 40 Euro Index, 14 contracts (EUR)	October 2008	(830,986)	(810,101)	20,885
DAX Index, 7 contracts (EUR)	December 2008	(1,485,320)	(1,467,038)	18,283
FTSE/JSE Top 40 Index, 23 contracts (ZAR)	December 2008	(664,605)	(627,053)	37,551
Hang Seng Stock Index, 6 contracts (HKD)	October 2008	(732,503)	(707,971)	24,531
MSCI Singapore Index, 11 contracts (SGD)	October 2008	(470,934)	(452,995)	17,938
OMXS 30 Index, 29 contracts (SEK)	October 2008	(348,213)	(331,064)	17,149
S&P 500 Index, 15 contracts (USD)	December 2008	(4,719,135)	(4,377,750)	341,385
S&P MidCap 400, 74 contracts (USD)	December 2008	(5,798,021)	(5,404,220)	393,801
S&P Toronto Stock Exchange 60 Index, 32 contracts (CAD)	December 2008	(4,597,297)	(4,258,248)	339,049
SPI 200 Index, 23 contracts (AUD)	December 2008	(2,217,662)	(2,193,962)	23,700
Interest rate future buy contracts:
Australian 10 Year Bond, 41 contracts (AUD)	December 2008	3,344,644	3,391,185	46,541
Euro-Bund, 29 contracts (EUR)	December 2008	4,697,224	4,697,871	647
Interest rate future sell contracts:
Canadian 10 Year Bond, 27 contracts (CAD)	December 2008	(3,018,743)	(2,972,600)	46,142
Japanese 10 Year Bond, 8 contracts (JPY)	December 2008	(10,364,759)	(10,345,729)	19,031
Long Gilt, 25 contracts (GBP)	December 2008	(4,978,535)	(4,984,647)	(6,112)

Net unrealized appreciation on futures contracts				$630,168

The segregated aggregate market value of cash collateral delivered to broker to cover margin requirements for the open future positions at September 30, 2008 was $3,377,461.

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

SMA Relationship Trust – Series M – Portfolio of investments
September 30, 2008 (unaudited)

	Face
Security description	amount	Value

Municipal bonds — 94.45%
Arizona — 0.78%
Salt River Project Agricultural Improvement & Power District Revenue Bonds,
Series A, 5.125%, due 01/01/27	$3,465,000	$3,406,268

California — 1.60%
City of La Mesa General Obligation Bonds,
Series A, AMBAC, 5.250%, due 08/01/34	3,000,000	2,880,990
San Jose Unified School District, Santa Clara County General Obligation Bonds,
Series B, FGIC, 5.000%, due 08/01/24	4,295,000	4,104,560

		6,985,550

Colorado — 1.37%
Colorado Health Facilities Authority Revenue Bonds,
Series E, 5.125%, due 11/15/25(1)	6,650,000	5,953,413

Connecticut — 1.52%
Connecticut State Health & Educational Facility Authority Revenue Bonds,
Series Z-1, 5.000%, due 07/01/42	6,950,000	6,644,339

Delaware — 3.65%
State of Delaware General Obligation Bonds,
Series A, 5.000%, due 01/01/12	15,000,000	15,889,050

Florida — 2.35%
Orlando Utilities Commission
5.000%, due 10/01/11	9,730,000	10,231,873

Georgia — 7.49%
De Kalb County School District
5.000%, due 02/01/11	10,450,000	10,966,648
State of Georgia General Obligation Bonds,
Series E, 5.000%, due 08/01/19	10,000,000	10,373,200
Series E, 5.000%, due 08/01/21	11,160,000	11,316,910

		32,656,758

Illinois — 9.28%
Chicago Metropolitan Water Reclamation District-Greater Chicago General Obligation Bonds,
5.000%, due 12/01/18	11,770,000	11,970,561
Chicago O’Hare International Airport Revenue Bonds,
Series B, MBIA, 5.250%, due 01/01/18	10,000,000	10,227,200
City of Chicago General Obligation Bonds,
Series B, AMBAC, 5.000%, due 12/01/20	8,450,000	8,435,720
De Witt Ford County Community School District No. 540 General Obligation Bonds,
FSA, 5.000%, due 12/01/24	8,425,000	8,152,199
Will County Community School District No. 161 General Obligation Bonds,
FGIC, 3.886%, due 01/01/12(2)	1,915,000	1,670,703

		40,456,383

Indiana — 1.41%
Indiana Health & Educational Facilities Financing Authority Hospital Revenue Bonds,
Series B, 5.000%, due 02/15/17	2,000,000	1,921,540
Series B, 5.000%, due 02/15/30	5,075,000	4,212,098

		6,133,638

Maryland — 2.66%
Howard County General Obligation Bonds,
Series B, 5.000%, due 02/15/11	11,035,000	11,595,247

Massachusetts — 4.00%
Commonwealth of Massachusetts
Series E, MBIA-IBC, 5.500%, due 01/01/11	10,000,000	10,567,300
Massachusetts State Water Pollution Abatement Revenue Bonds,
Series A, 5.250%, due 08/01/19	6,495,000	6,855,667

		17,422,967

Michigan — 1.95%
Birmingham City School District General Obligation Bonds,
5.000%, due 11/01/28	2,000,000	1,935,880
Michigan Municipal Bond Authority Revenue Bonds,
FSA, 5.000%, due 06/01/15	6,290,000	6,578,585

		8,514,465

Missouri — 2.97%
Missouri State Health & Educational Facilities Authority Revenue Bonds,
Series C-5, 3.500%, due 11/15/26(1)	13,000,000	12,952,810

Nevada — 3.33%
Clark County General Obligation Bonds,
AMBAC, 5.000%, due 11/01/21	5,235,000	5,156,737
Clark County School District General Obligation Bonds,
Series B, AMBAC, 5.000%, due 06/15/19	9,250,000	9,342,315

		14,499,052

New Jersey — 3.49%
New Jersey Economic Development Authority Revenue Bonds,
5.375%, due 06/15/14	1,240,000	1,172,804
New Jersey State Transportation Trust Fund Authority Revenue Bonds,
Series A, 5.250%, due 12/15/20(3)	10,000,000	9,955,500
Series A, 5.500%, due 12/15/21	4,070,000	4,108,095

		15,236,399

New York — 12.41%
Long Island Power Authority Electric System Revenue Bonds,
Series E, 5.000%, due 12/01/17	14,000,000	14,344,260
Metropolitan Transportation Authority Revenue Bonds,
Series A, 5.000%, due 11/15/25	10,000,000	9,364,900
Series A, FSA, 5.000%, due 11/15/30	7,690,000	7,295,119
New York City Municipal Water Finance Authority Revenue Bonds,
Series E, FSA-CR, 5.000%, due 06/15/26	7,475,000	7,210,535
New York State Environmental Facilities Corp. Revenue Bonds,
Series I, 5.000%, due 06/15/33	5,095,000	4,805,095
Triborough Bridge & Tunnel Authority Revenue Bonds,
Series C, 5.000%, due 11/15/22	6,305,000	6,192,519
AMBAC, 5.125%, due 11/15/26	5,000,000	4,870,150

		54,082,578

North Carolina — 2.63%
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds,
Series A, AMBAC, 5.000%, due 01/01/16	5,800,000	5,841,644
Series A, 6.400%, due 01/01/21(4)	1,000,000	1,136,440
North Carolina Medical Care Commission Health Care Facilities Revenue Bonds,
5.000%, due 11/01/34	5,000,000	4,490,000

		11,468,084

Ohio — 4.35%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds,
Series A-2, 5.125%, due 06/01/24	22,825,000	18,979,443

Pennsylvania — 2.77%
Commonwealth of Pennsylvania
5.250%, due 07/01/11	11,415,000	12,091,339

Puerto Rico — 5.67%
Government Development Bank for Puerto Rico Revenue Bonds,
Series B, 5.000%, due 12/01/08	6,850,000	6,867,262
Puerto Rico Highway & Transportation Authority Revenue Bonds,
Series N, 5.500%, due 07/01/23	3,320,000	3,133,848
University of Puerto Rico Revenue Bonds,
Series P, 5.000%, due 06/01/20	15,790,000	14,727,174

		24,728,284

South Carolina — 2.12%
Greenville County School District Installment Revenue Bonds,
5.000%, due 12/01/28	10,000,000	9,222,700

Texas — 13.87%
City of Brownsville General Obligation Bonds,
AMBAC, 5.189%, due 02/15/11(2),(3)	2,030,000	1,770,221
North East Independent School District General Obligation Bonds,
Series A, PSF-GTD, 5.000%, due 08/01/27	10,000,000	9,518,700
San Antonio Electric & Gas Revenue Bonds,
5.000%, due 02/01/19	30,000,000	30,330,599
State of Texas General Obligation Bonds,
5.000%, due 04/01/27	10,000,000	9,626,200
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds,
Series A, 5.000%, due 02/15/22	10,000,000	9,200,800

		60,446,520

Washington — 2.78%
State of Washington General Obligation Bonds,
Series B, FSA, 5.000%, due 07/01/29	12,720,000	12,103,843

Total municipal bonds (cost – $438,096,895)		411,701,003

	Shares

Short-term investment — 0.09%
JPMorgan Tax Free Money Market Fund, 4.859%(5)
(cost – $378,063)	378,063	378,063

Total investments – 94.54% (cost – $438,474,958)		412,079,066
Cash and other assets, less liabilities – 5.46%		23,807,503

Net assets – 100.00%		$435,886,569

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was the same for book purposes, was $438,474,958; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$3,734
Gross unrealized depreciation	(26,399,626)

Net unrealized depreciation	$(26,395,892)

(1)	Floating rate security – The interest rates shown are the current rates as of September 30, 2008.
(2)	Rate shown reflects annualized yield at September 30, 2008 on zero coupon bond.
(3)	Security, or a portion thereof, was delivered to the broker to cover margin requirements for futures contracts.
(4)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier reset date or the date of the prerefunded call.
(5)	The rate shown reflects the yield at September 30, 2008.

AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
FSA-CR	Financial Security Assurance Custodial Receipts
MBIA	MBIA Insurance Corp.
MBIA-IBC	MBIA Insurance Corp. Insurance Bond Certificate
PSF-GTD	Permanent School Fund Guaranteed

Futures contracts
SMA Relationship Trust – Series M had the following open future contract as of September 30, 2008:

	Expiration	Cost/		Unrealized
	date	(proceeds)	Value	appreciation

US treasury futures sell contracts:
US Long Bond, 320 contracts (USD)	December 2008	$(37,739,654)	$(37,495,000)	$244,654

The segregated aggregate market value of investments delivered to broker to cover margin requirements for the open future positions at September 30, 2008 was $1,328,959.

Currency type abbreviation:
USD	United States Dollar

SMA Relationship Trust – Series T – Portfolio of investments
September 30, 2008 (unaudited)

Security Description	Shares	Value

Investment companies — 97.54%
UBS Corporate Bond Relationship Fund(1)	4,915,202	$51,873,076
UBS Opportunistic Emerging Markets Debt Relationship Fund(1)	92,868	1,023,240
UBS Opportunistic High Yield Relationship Fund(1)	271,096	3,487,327
UBS U.S. Securitized Mortgage Relationship Fund(1)	17,763,175	149,040,145

Total investment companies (cost – $280,224,006)		205,423,788

Short-term investment — 2.72%
JPMorgan Liquid Asset Money Market Fund, 3.753%(2)
(cost – $5,737,234)	5,737,234	5,737,234

Total investments – 100.26% (cost – $285,961,240)		211,161,022
Liabilities, in excess of cash and other assets – (0.26%)		(538,305)

Net assets – 100.00%		$210,622,717

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was the same for book purposes, was $285,961,240; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$30,145
Gross unrealized depreciation	(74,830,363)

Net unrealized depreciation	$(74,800,218)

(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at September 30, 2008.

1) Valuation of investments
The Funds calculate their net asset value based on the current market value, where available, for their portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of portfolio securities. If a market value is not available from an independent pricing source for a particular security or instrument, that security or instrument is valued at a fair value determined by or under the direction of the Trust’s Board of Trustees. Series T’s portfolio securities primarily consist of four underlying funds: UBS Corporate Bond Relationship Fund, UBS Opportunistic Emerging Markets Debt Relationship Fund, UBS Opportunistic High Yield Relationship Fund and UBS U.S. Securitized Mortgage Relationship Fund (collectively, the “Underlying Funds”), and direct investments in certain non-dollar denominated debt securities. The value of the Underlying Funds will be their net asset value at the time each Underlying Fund’s shares are priced.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board releasedStatement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below.

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk.
Level 3 – Unobservable inputs inclusive of the Funds’ own assumptions in determining the value of investments.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Funds’ assets:

The following is a summary of the inputs used as of September 30, 2008 in valuing the Funds’ assets. The Funds may hold securities which have been fair valued in accordance with the Funds’ fair valuation policy as of September 30, 2008, which may result in movement between level 1 and level 2.

SMA Relationship Trust - Series A

Measurements at 09/30/08

Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total

Assets
Securities	$13,035,273	$25,012,524	$0	$38,047,797
Derivatives	1,392,316	3,986,644	0	5,378,960
Total	$14,427,589	$28,999,168	$0	$43,426,757

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	(762,148)	(3,430,390)	0	(4,192,538)
Total	$(762,148)	$(3,430,390)	$0	$(4,192,538)

SMA Relationship Trust - Series M

Measurements at 09/30/08

Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total

Assets
Securities	$0	$412,079,066	$0	$412,079,066
Derivatives	244,654	0	0	244,654
Total	$244,654	$412,079,066	$0	$412,323,720

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	0	0	0
Total	$0	$0	$0	$0

SMA Relationship Trust - Series T

Measurements at 09/30/08

Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total

Assets
Securities	$0	$211,161,022	$0	$211,161,022
Derivatives	0	0	0	0
Total	$0	$211,161,022	$0	$211,161,022

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	0	0	0
Total	$0	$0	$0	$0

2) Swap agreements:
SMA Relationship Trust Series A and Series M may engage in swap agreements, including interest rate, currency, credit default and equity swap agreements. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Series A and Series M may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect itself from interest rate fluctuations. This type of swap agreement is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Credit default swap agreements involve commitments to make or receive payments in the event of a default or a credit event of a referenced security. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event does occur, the Fund typically would receive full notional value for a reference obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will gain the periodic stream of payments it received over the term of the contract. However, if a credit event occurs, the Fund will pay full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If UBS Global AM is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Funds will be less favorable than it would have been if this investment technique was never used. Swaps do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss will consist of the net amount of interest or other payments that the Fund is contractually entitled to receive. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

The Funds will accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statements of assets and liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statements of operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation of swap agreements.

At September 30, 2008, Series A had outstanding interest rate swap agreements with the following terms:

Series A

	Notional		Termination	Payments made		Payments received
Counterparty	amount		dates	by the Fund		by the Fund		Value

Deutsche Bank AG	GBP	1,600,000	04/02/38	—	(1)	3.7000	%(2)	$(251,228)
Deutsche Bank AG	GBP	450,000	04/05/38	—	(1)	3.8750	(2)	(33,945)
Deutsche Bank AG	GBP	1,700,000	04/02/38	4.6500	%(2)	5.9750	(3)	(85,120)
Deutsche Bank AG	GBP	500,000	04/05/38	4.6375	(2)	5.9731	(3)	(25,319)
Deutsche Bank AG	GBP	700,000	04/02/38	4.6500	(2)	5.9750	(3)	(35,050)

								$(430,662)

(1)	Zero coupon inflation swap. Cash is exchanged at the end of the swap. The dollar amount to be paid/received by the Fund is based on the RPI (Retail Price Index in the UK) as published by the Office of National Statistics.
(2)	Payments made based on the notional amount.
(3)	Rate based on 6 month LIBOR (GBP BBA).

BBA	British Banking Association

Currency type abbreviation:
GBP	Great Britain Pound

At September 30, 2008, Series A had outstanding credit default swap agreements with the following terms:

Series A

						Payments
	Notional		Termination	Payments made by		received by the
Counterparty	amount		dates	the Fund		Fund		Value

Deutsche Bank AG	USD	1,000,000	06/20/13	—	(1)	1.5500	%(2)	$(10,791)
Deutsche Bank AG	USD	1,600,000	06/20/13	2.6500	%(2)	—	(3)	(283,563)
Deutsche Bank AG	USD	2,800,000	06/20/13	—	(4)	5.0000	(2)	53,667
Deutsche Bank AG	EUR	2,500,000	06/20/13	—	(5)	6.5000	(2)	62,975
Deutsche Bank AG	USD	2,000,000	06/20/13	—	(1)	1.5500	(2)	(21,581)
Deutsche Bank AG	EUR	400,000	06/20/13	—	(5)	6.5000	(2)	10,076
Deutsche Bank AG	USD	1,500,000	06/20/13	—	(4)	5.0000	(2)	(151,909)
Deutsche Bank AG	USD	750,000	06/20/13	—	(4)	5.0000	(2)	(75,955)
Deutsche Bank AG	EUR	1,000,000	06/20/13	—	(5)	6.5000	(2)	25,190
Deutsche Bank AG	USD	1,200,000	06/20/13	—	(1)	1.5500	(2)	(12,949)
Deutsche Bank AG	EUR	800,000	06/20/13	—	(5)	6.5000	(2)	20,152
Deutsche Bank AG	USD	600,000	06/20/13	—	(1)	1.5000	(2)	(6,474)
Deutsche Bank AG	USD	1,900,000	06/20/13	—	(4)	5.0000	(2)	(192,418)
Deutsche Bank AG	USD	1,000,000	06/20/13	2.6500	(2)	—	(3)	33,542

								$(550,038)

(1)	Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 10 Index.
(2)	Payments made are based on the notional amount.
(3)	Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.EM Series 9 Index.
(4)	Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY Series 10 Index.
(5)	Payment to the counterparty will be made upon the occurrence of a succession event with respect to the iTraxx Europe Crossover Series 9 Index.

Currency type abbreviations:
EUR	Euro
USD	United States Dollar

At September 30, 2008, Series M did not have any outstanding swap agreements.

3) Transactions with affiliates
 The Funds may invest in shares of certain affiliated investment companies also advised or managed by the Advisor. The Funds pay no management fees to these affiliated investment companies. These investments represented 29.59% of Series A’s total net assets and 97.54% of Series T’s total net assets at September 30, 2008 and are summarized as follows:

SMA Relationship Trust – Series A

					Change in net
					unrealized
				Net realized	appreciation
Affiliated investment companies	Value 12/31/07	Purchases	Sales proceeds	gain (loss)	(depreciation)	Value 09/30/08	% of net assets

UBS U.S. Equity Alpha Relationship Fund	$0	$8,150,000	$1,750,000	$(189,191)	$(780,364)	$5,430,445	15.00%
UBS U.S. Large Cap Growth Equity Relationship Fund	0	7,850,000	1,250,000	(156,544)	(1,157,519)	5,285,937	14.59%

	$0	$16,000,000	$3,000,000	$(345,735)	$(1,937,883)	$10,716,382	29.59%

SMA Relationship Trust – Series T

					Change in net
					unrealized
				Net realized	appreciation
Affiliated investment companies	Value 12/31/07	Purchases	Sales proceeds	gain (loss)	(depreciation)	Value 09/30/08	% of net assets

UBS Corporate Bond Relationship Fund	$185,009,835	$5,000,000	$129,500,000	$11,324,848	$(19,961,607)	$51,873,076	24.63%
UBS Opportunistic Emerging Markets Debt Relationship Fund	3,572,095	–	2,425,000	227,918	(351,773)	1,023,240	0.49%
UBS Opportunistic High Yield Relationship Fund	20,869,986	–	16,550,000	(1,068,095)	235,436	3,487,327	1.66%
UBS U.S. Securitized Mortgage Relationship Fund	480,505,414	18,000,000	232,200,000	(51,554,576)	(65,710,693)	149,040,145	70.76%

	$689,957,330	$23,000,000	$380,675,000	$(41,069,905)	$(85,788,637)	$205,423,788	97.54%

Series M did not have any investments in affiliated investment companies outstanding at September 30, 2008.

For more information regarding the Funds’ other significant accounting policies please refer to the Funds’ semi-annual report to shareholders dated June 30, 2008.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	December 1, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer and Principal Accounting Officer

Date:	December 1, 2008